BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2025
Basis Of Preparation
BASIS OF PREPARATION

2.	BASIS OF PREPARATION

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively “IFRS Accounting Standards”).

New Standards and Interpretations adopted

Amendments to IAS 21 – Lack of Exchangeability. These amendments specify accounting for transactions in foreign currency that are not exchangeable into another currency at their measurement date. The Company adopted this standard on January 1, 2025 and it did not have a significant impact to the Company.

New Standards and Interpretations not yet adopted

The following future IFRS standards have not yet been adopted by the Company:

Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7). These amendments specify accounting and disclosure requirements for certain contracts. These amendments are effective for annual periods beginning on or after January 1, 2026 and are not expected to have a significant impact on the Company.

IFRS 18 – Presentation and Disclosure in Financial Statements. IFRS 18, which was issued by the IASB in April 2024, supersedes IAS 1 and will result in major consequential amendments to IFRS Accounting Standards including IAS 8 Basis of Preparation of Financial Statements (renamed from Accounting Policies, Changes in Accounting Estimates and Errors). Even though IFRS 18 will not have any effect on the recognition and measurement of items in the consolidated financial statements, it is expected to have a significant effect on the presentation and disclosure of certain items. These changes include categorization and sub-totals in the consolidated statements of operations and comprehensive income, aggregation/disaggregation and labelling of information, and disclosure of management-defined performance measures. The standard is effective for annual periods beginning on or after January 1, 2027 and the Company is currently assessing the impact of this statement.

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for certain items which are measured at fair value.

The methods used to measure fair values are discussed in Note 5.

Operating segments

The Company sells crude oil, natural gas and natural gas liquids that are extracted from its Tishomingo field in Oklahoma under its wholly-owned subsidiary, Kolibri Energy US Inc. The Company has chosen its reportable segment by geographical area with the United States being its only reportable segment.

Functional and presentation currency

These consolidated financial statements are presented in US dollars, which is the Company’s functional and reporting currency.

Reclassifications

In preparing the financial statements for the year ended December 31, 2025, the Company identified certain reclassifications necessary to conform prior-year amounts to the current year’s presentation. These reclassifications had no impact on previously reported net income, total assets, total liabilities, equity, or cash flows.